7. ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Accrued Expenses Tables
Clinical study costs	$ 617,055	$ 1,054,270
Other research related expenses	463,695	186,241
Professional services	211,711	208,731
Insurance premiums payable	0	125,671
Other	216,497	126,814
Accrued expenses	$ 1,508,958	$ 1,701,727